SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Revenues	$ 1,740,920	$ 3,543,049	$ 6,323,918	$ 8,249,033	$ 11,743,218	$ 6,167,687
Income (loss) before income taxes	(986,269)	290,773	(1,922,153)	(5,201,375)	(5,601,579)	(7,467,093)
Net income (loss)	(971,341)	155,459	(1,721,978)	(5,673,230)	(536,624)	(10,360,058)
Automobile Transactions And Financing Services [Member]
Revenues	930,625	2,525,893	3,353,400	6,631,579	9,077,761	5,257,280
Loss from operations	(999,958)	(1,289,884)	(2,854,231)	(3,606,376)	(3,957,831)	(6,126,494)
Income (loss) before income taxes	(700,414)	(1,069,871)	(2,071,478)	(3,520,754)	(4,682,007)	(7,009,570)
Net income (loss)	(700,414)	(1,074,410)	(2,071,478)	(3,525,304)	(4,686,573)	(7,024,200)
Online Ride-Hailing Platform Services [Member]
Revenues	810,295	1,017,156	2,970,518	1,617,454	2,665,457	903,254
Loss from operations	(69,672)	(629,177)	(262,097)	(6,358,532)	(6,962,113)	(1,894,971)
Income (loss) before income taxes	(56,667)	(792,769)	(253,477)	(6,649,325)	(7,438,693)	(1,703,551)
Net income (loss)	(56,667)	(792,769)	(253,477)	(6,649,325)	(7,438,693)	(1,703,551)
Unallocated [Member]
Loss from operations	(259,746)	(979,941)	(1,238,849)	(1,813,645)	(3,179,759)	(2,163,082)
Income (loss) before income taxes	(229,188)	1,735,058	402,802	2,549,947	3,771,912	(3,872,915)
Net income (loss)	(229,188)	1,735,058	402,802	2,549,947	3,771,912	(3,872,912)
Consolidated [Member]
Revenues	1,740,920	3,543,049	6,323,918	8,249,033	11,743,218	6,167,687
Loss from operations	(1,329,376)	(2,899,002)	(4,355,177)	(11,778,553)	(14,099,703)	(10,265,832)
Income (loss) before income taxes	(986,269)	(127,582)	(1,922,153)	(7,620,132)	(8,348,788)	(12,648,012)
Net income (loss)	$ (986,269)	(132,121)	$ (1,922,153)	(7,624,682)	(8,353,354)	(12,662,639)
Discontinued P2p Business [Member]
Revenues						7,153
Loss from operations						(81,285)
Income (loss) before income taxes						(61,976)
Net income (loss)						(61,976)
Continuing Operations [Member]
Revenues		1,660,119		3,152,592	4,913,102	2,188,840
Loss from operations		(2,508,292)		(9,596,151)	(11,561,988)	(6,011,429)
Income (loss) before income taxes		290,773		(5,201,375)	(5,601,579)	(7,467,093)
Net income (loss)		286,234		(5,205,925)	(5,606,145)	(7,475,425)
Discontinued Operations [Member]
Revenues		1,882,930		5,096,441	6,830,116	3,978,847
Loss from operations		(390,710)		(2,182,402)	(2,537,715)	(4,254,403)
Income (loss) before income taxes		(418,355)		(2,418,757)	(2,747,209)	(5,180,919)
Net income (loss)		$ (418,355)		$ (2,418,757)	$ (2,747,209)	$ (5,187,214)